Document and Entity Information	Jul. 16, 2022
Cover [Abstract]
Entity Registrant Name	Invitae Corp
Amendment Flag	true
Entity Central Index Key	0001501134
Document Type	8-K/A
Document Period End Date	Jul. 16, 2022
Entity Incorporation State Country Code	DE
Entity File Number	001-36847
Entity Tax Identification Number	27-1701898
Entity Address, Address Line One	1400 16th Street
Entity Address, City or Town	San Francisco
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	94103
City Area Code	(415)
Local Phone Number	374-7782
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock, $0.0001 par value per share
Trading Symbol	NVTA
Security Exchange Name	NYSE
Entity Emerging Growth Company	false
Amendment Description	On July 19, 2022, Invitae Corporation (the “Company”) filed a Current Report on Form 8-K (the “Original Form 8-K”) with the Securities and Exchange Commission (the “Commission”) to, among other matters, report certain matters related to its plans to strategically realign its operations and implement cost reduction programs to prioritize its core genome sequencing and genome management platforms. This Amendment No. 1 amends and supplements Item 2.05 of the Original Form 8-K solely to include certain updated estimates required by Item 2.05 of Form 8-K in connection with the Company’s realignment plan, as set forth below. The information in Items 2.02 and 7.01 of the Original Form 8-K, including Exhibits 99.1, 99.2 and 99.3, shall not be deemed to be filed for purposes of Section 18 of the Securities Exchange Act of 1934 (the “Exchange Act”), or otherwise subject to the liability of that section, and shall not be incorporated by reference into any registration statement or other document filed under the Securities Act of 1933 or the Exchange Act, except as shall be expressly set forth by specific reference in such filing.